Cover	Jul. 10, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2024
Entity File Number	001-31326
Entity Registrant Name	Eloxx Pharmaceuticals, Inc.
Entity Central Index Key	0001035354
Entity Tax Identification Number	84-1368850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 274
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	781
Local Phone Number	577-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ELOX
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	480 Arsenal Way, Suite 130
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472